MATERIAL ACCOUNTING POLICIES, Intangible Assets (Details)	12 Months Ended
Dec. 31, 2023
Software Licenses [Member] | Minimum [Member]
Intangible assets [Abstract]
Estimated useful life	3 years
Software Licenses [Member] | Maximum [Member]
Intangible assets [Abstract]
Estimated useful life	5 years
Client Relationship [Member] | Prima AFP - AFP Union Vida [Member]
Intangible assets [Abstract]
Estimated useful life	20 years
Client Relationship [Member] | Credicorp Capital Holding Chile - Inversiones IMT [Member]
Intangible assets [Abstract]
Estimated useful life	22 years
Client Relationship [Member] | Edyficar Peru [Member]
Intangible assets [Abstract]
Estimated useful life	10 years
Client Relationship [Member] | Ultrasefinco [Member]
Intangible assets [Abstract]
Estimated useful life	9 years 2 months 12 days
Client Relationship [Member] | Mibanco [Member]
Intangible assets [Abstract]
Estimated useful life	7 years
Brand [Member] | Mibanco [Member]
Intangible assets [Abstract]
Estimated useful life	25 years
Brand [Member] | Joinnus [Member]
Intangible assets [Abstract]
Estimated useful life	20 years
Brand [Member] | Culqi [Member]
Intangible assets [Abstract]
Estimated useful life	5 years
Fund Manager Contract [Member] | Credicorp Capital Holding Chile - Inversiones IMT [Member] | Minimum [Member]
Intangible assets [Abstract]
Estimated useful life	11 years
Fund Manager Contract [Member] | Credicorp Capital Holding Chile - Inversiones IMT [Member] | Maximum [Member]
Intangible assets [Abstract]
Estimated useful life	24 years
Fund Manager Contract [Member] | Ultrasefinco [Member]
Intangible assets [Abstract]
Estimated useful life	23 years
Fund Manager Contract [Member] | Credicorp Capital Colombia [Member] | Minimum [Member]
Intangible assets [Abstract]
Estimated useful life	20 years
Fund Manager Contract [Member] | Credicorp Capital Colombia [Member] | Maximum [Member]
Intangible assets [Abstract]
Estimated useful life	28 years
Core Deposits [Member] | Mibanco [Member]
Intangible assets [Abstract]
Estimated useful life	6 years
Other [Member] | Minimum [Member]
Intangible assets [Abstract]
Estimated useful life	2 years
Other [Member] | Maximum [Member]
Intangible assets [Abstract]
Estimated useful life	7 years 6 months